INCOME TAXES - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current:
Foreign	$ 7	$ 158	$ 146
Total current income tax expense	7	158	146
Income tax expense	$ 7	$ 158	$ 146